Supplemental consolidated statements of income information - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Material income and expense [abstract]
Research and development expense	¥ 734,578	¥ 742,772	¥ 735,698
Advertising expense	413,795	422,655	391,131
Shipping and handling costs for finished goods	¥ 86,762	¥ 85,108	¥ 95,208